Other Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Assets and Liabilities	Other Assets and Liabilities (a)In 2019, we entered into a co-development agreement with Merck KGaA, Darmstadt, Germany, and Pfizer Inc ("Pfizer"), known as BRACELET-1. This phase 2 clinical trial is jointly funded by Oncolytics and Pfizer. As at December 31, 2022, we recorded US$360 ($488) (December 31, 2021 - US$617 ($782)) in other receivables related to unbilled BRACELET-1 cost from Pfizer and nil (December 31, 2021 - US$278 ($352)) in other liabilities representing unused payments received from Pfizer.(b)In 2022, we paid deposits to our manufacturer related to the production of pelareorep required for our clinical trial program. We classify the related prepaid expenses as current or non-current based on the timing of when we expect to receive services. As at December 31, 2022, we recorded $1,327 in current prepaid expenses and $998 in non-current prepaid expenses.
Other Assets and Liabilities	Other Assets and Liabilities (a)In 2019, we entered into a co-development agreement with Merck KGaA, Darmstadt, Germany, and Pfizer Inc ("Pfizer"), known as BRACELET-1. This phase 2 clinical trial is jointly funded by Oncolytics and Pfizer. As at December 31, 2022, we recorded US$360 ($488) (December 31, 2021 - US$617 ($782)) in other receivables related to unbilled BRACELET-1 cost from Pfizer and nil (December 31, 2021 - US$278 ($352)) in other liabilities representing unused payments received from Pfizer.(b)In 2022, we paid deposits to our manufacturer related to the production of pelareorep required for our clinical trial program. We classify the related prepaid expenses as current or non-current based on the timing of when we expect to receive services. As at December 31, 2022, we recorded $1,327 in current prepaid expenses and $998 in non-current prepaid expenses.